UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2016

Item 1. Report to Stockholders.

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)
Supra Institutional Class  (AKRSX)

SEMI-ANNUAL REPORT
January 31, 2016

Table of Contents

Shareholder Letter	2
Sector Allocation	6
Expense Example	7
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Approval of Investment Advisory Agreement	33
Additional Information	37
Privacy Notice	38

Semi-Annual Letter to Shareholders	March 2016

Dear Fellow Shareholders:

For the twelve month period ending January 31, 2016, our Fund shares were up 1.34% and 1.60% for the Retail and Institutional share classes, respectively.  This compares with the S&P 500 TR, which recorded a small loss for the same period of -0.67%.  Our positive return for the twelve month period includes a difficult six month period that ended January 31, 2016, during which our return was negative, as was the S&P 500 TR.  The performance that truly matters, of course, is the long-term record of compounding.  As shown immediately below, this track record compares favorably to the S&P 500 TR over the 1-, 3-, and 5-year periods, as well as since inception.

Akre Focus Fund Total Annualized Returns as of January 31, 2016
				Since Inception
	1 Year	3 Year	5 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	1.34%	12.21%	14.09%	14.10%
Akre Focus Fund –
Institutional (AKRIX)	1.60%	12.47%	14.38%	14.39%
S&P 500® TR	-0.67%	11.30%	10.91%	12.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense (gross) for the Retail Class and Institutional Class shares is 1.34% and 1.09%, respectively.

The recent backdrop is one of a highly volatile stock market roiled by uncertainty about the prospect of a global and/or U.S. recession, declining oil and commodity prices, and a Federal Reserve that is potentially on a tightening course.  It is hopefully no surprise to you that our investment decisions are made without much regard to these macro issues.  We strive to make sure our investments are not obviously in the path of a macroeconomic “freight train,” but otherwise, our approach is wholly focused on the businesses that comprise the portfolio, the people running those businesses, and the reinvestment opportunities and acumen at each.  We refer to this focus on the business, people, and reinvestment as our “three-legged stool.”

The recent market volatility has given rise to a rare confluence: some of the very best businesses we own have also become among the most attractively valued.  This explains two things: first, the performance challenges of the recent six

Akre Focus Fund

months, as these already heavily weighted positions have declined in price; second, why the Fund has become more concentrated since our last update.  On the second point, the top ten holdings comprised 66.9% of the Fund assets as of January 31, 2016, up from 63.2% last July.  We sometimes say that an investment manager’s job is to respond rationally to value when it presents itself.  We believe this increased concentration in our top holdings is a rational response to the value recently presented.  Critically, our ability to respond to the value we perceive is optimized by our clients whose net commitments of new cash to the Fund during this volatile period stands in stark contrast to the panicked withdrawals with which most equity mutual funds have had to contend.  We are truly grateful to have such partners as you.

Let us offer several callouts from the following list of top ten holdings.  Eight of these names (if not necessarily their weightings) are unchanged from last July.  The two names new to the top ten—though owned in smaller size for some time—are CarMax and SBA Communications.

CarMax is the leading retailer of used cars and trucks in the United States, but with a market share of just around 3% nationally.  Its business model is unique in the world of auto retailing in that it is based on delivering transparency to the consumer, eliminating the various pain points associated with typical car buying. The people and culture at CarMax are, we believe, first-rate.  We believe the company can roughly double its current store count in the U.S., presenting a long runway for reinvestment at high internal rates of return.  Counterintuitively, CarMax is the closest thing we own to a traditional financial company, because 35% to 40% of its earnings are generated by its captive lending business, CarMax Auto Finance.  With shares down approximately 40% from their 52-week high, we believe the market is offering CarMax at a valuation more consistent with that of a business that generates 100% of its earnings from lending. This gives us the opportunity to increase our holdings of this disruptive, competitively advantaged growth retailer at what we consider to be attractive prices.

SBA Communications is the third largest of the three publicly traded U.S. cellular tower companies and has been in the top ten before.  The largest publicly traded tower company in the U.S. is American Tower, which is also the largest position in the Fund.  We added materially to our holdings in both tower companies in recent months.  Both are negatively impacted, as far as reported growth is concerned, by a strengthening U.S. dollar and, more pertinently, by a temporary deceleration in the pace of network investment by wireless carriers in the U.S.  Neither factor causes us much concern as long-term holders.

Dropping out of the top ten were Live Nation and Colfax.  In the case of Live Nation, we reduced our position due to growth and opportunity considerations.  In the case of Colfax, an industrial business laboring under “perfect storm” conditions

Akre Focus Fund

of which we have written in the past, the drop out of the top ten was organic—a euphemism for the stock price having continued its decline.  We have leaned into the pain and increased our holdings in Colfax.

Top Ten Holdings as of January 31, 2016 (Unaudited)	Percentage of Net Assets
American Tower Corp.	12.6%
Markel Corp.	8.8%
MasterCard, Inc.	8.1%
Moody’s Corp.	7.5%
Dollar Tree, Inc.	7.2%
Roper Technologies, Inc.	5.0%
CarMax, Inc.	4.6%
SBA Communications Corp.	4.6%
Verisk Analytics, Inc.	4.3%
Visa, Inc.	4.2%

On page 6 of this report is the official Sector Allocation of the portfolio as of January 31, 2016.  The GICS industry sector classification indicates that the Fund is heavily weighted in “Financials.”  This despite the fact that many of our so-called “Financials” – such as American Tower and Moody’s – bear little resemblance to a traditional financial company, i.e. lending-based, balance-sheet-driven businesses.  As always, our weightings in these third-party industry sectors are purely an outcome, not an input or consideration in our portfolio construction process whatsoever.

Regarding the impact of specific names on performance during this six-month period, our biggest detractors in descending were Colfax, Moody’s, and CarMax.  We used the weakness in all three names to increase our positions.  Our top positive contributor among the top ten holdings was Roper Technologies.

We thank you again for your commitment and understanding of our investment approach.  Both of these have been on full display during the recent market turmoil.  For that, we are profoundly grateful, and we look forward to providing you with our next update.

Sincerely,

Chuck, John, & Tom
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for April 27, 2016, at 4:00 PM Eastern Time.

On the call we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by April 25, 2016.  We look forward to our chat on April 27, 2016.

Akre Focus Fund Conference Call Information:

Date:	April 27, 2016
Time:	4:00 PM Eastern Time
Domestic Dial In:	1-877-509-7719
Conference ID:	63037364

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing.  The summary and statutory prospectuses contain this and other important information about the investment company and they may be obtained by calling 1-877-862-9556 or visiting www.akrefund.com.  Read it carefully before investing.

The S&P 500® TR is an index of 500 large-capitalization companies selected by Standard & Poor’s Corporation.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2016 (Unaudited)

Sector Allocation	Percent of Net Assets

Financials	37.4%
Consumer Discretionary	19.7%
Industrials	16.8%
Information Technology	16.2%
Cash & Equivalents*	5.3%
Telecommunication Services	4.6%
Total	100.0%

*	Includes asset backed bonds, corporate bonds, municipal bonds, short-term investments, investments purchased with cash proceeds from securities lending, and other assets in excess of liabilities.

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended January 31, 2016 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and interest expense or dividends on short positions.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended January 31, 2016 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2015	1/31/2016	8/1/2015 – 1/31/2016*
Retail Class Actual	$1,000.00	$913.70	$6.45

Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.80

Institutional Class Actual	$1,000.00	$914.70	$5.10

Hypothetical (5% return
before expenses)	$1,000.00	$1,019.81	$5.38

Supra Institutional
Class Actual	$1,000.00	$951.20	$4.10

Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.08

*
For the Fund’s Retail and Institutional Class shares, expenses are equal to each Class’s expense ratio for the most recent six-month period of 1.34% and 1.06%, respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).  For the Fund’s Supra Institutional Class shares, the actual expenses are equal to the Class’s expense ratio of 1.00%, multiplied by the average account value over the period multiplied by 154/366 (to reflect the period from August 31, 2015, to January 31, 2016, the Class’s commencement of operations date to the end of the period).  The hypothetical expenses are equal to the Class’s expense ratio of 1.00%, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 80.6%

Capital Markets: 2.6%
145,500	Diamond Hill
	Investment
	Group, Inc.[1]	$24,596,775
2,967,500	TD Ameritrade
	Holding Corp.[1]	81,843,650
		106,440,425
Communications Equipment: 2.0%
2,680,000	Ubiquiti
	Networks,
	Inc.*,1	79,354,800
Distributors: 2.3%
3,400,000	LKQ Corp.*	93,160,000

Diversified Financial Services: 7.5%
3,393,800	Moody’s Corp.	302,523,332

Industrial Conglomerates: 8.2%
1,500,000	Danaher Corp.	129,975,000
1,160,000	Roper
	Technologies,
	Inc.	203,777,200
		333,752,200
Industrial Services
& Distributions: 0.5%
2,141,342	Diploma PLC	20,336,342

Insurance: 13.2%
300,000	Berkshire
	Hathaway, Inc. -
	Class B*	38,931,000
863,619	Enstar
	Group Ltd.*,2	137,790,411
426,000	Markel Corp.*	358,035,960
		534,757,371
Internet Software
& Services: 0.2%
400,000	Alarm.com
	Holdings,
	Inc.*,1	6,460,000

IT Services: 12.3%
3,700,500	MasterCard,
	Inc.	329,455,515
2,272,000	Visa, Inc.	169,241,280
		498,696,795
Machinery: 3.8%
7,000,000	Colfax Corp.*,2	154,980,000

Multiline Retail: 7.2%
3,600,000	Dollar
	Tree, Inc.*	292,752,000

Professional Services: 4.3%
2,400,000	Verisk Analytics,
	Inc. - Class A*,1	175,200,000

Software: 1.7%
100,300	ANSYS, Inc.*	8,845,457
167,086	Constellation
	Software, Inc.	60,827,939
		69,673,396
Specialty Retail: 10.2%
4,200,000	CarMax, Inc.*,1	185,556,000
1,507,930	Monro Muffler
	Brake, Inc.[1]	99,146,398
500,000	O’Reilly
	Automotive,
	Inc.*	130,450,000
		415,152,398
Wireless Telecommunication
Services: 4.6%
1,865,000	SBA
	Communications
	Corp.*	185,157,200

TOTAL COMMON STOCKS
(Cost $2,466,020,867)		3,268,396,259

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited) (Continued)

Shares		Value
CONVERTIBLE
PREFERRED STOCKS: 1.5%

Real Estate
Investment Trusts: 1.5%
	American
	Tower Corp.
	5.250%,
100,000	5/15/17	$9,916,000
	5.500%,
500,000	2/15/18	49,375,000
	Crown Castle
	International
	Corp.
	4.500%,
20,000	11/1/16	2,119,800

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $61,977,581)		61,410,800

REAL ESTATE
INVESTMENT TRUSTS: 12.6%
5,400,000	American
	Tower Corp.	509,436,000

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $424,472,045)		509,436,000

Principal
Amount
ASSET BACKED BONDS: 0.3%
	Aberdeen Loan
	Funding Ltd.
	0.979%,
$9,614,094	11/1/18[3,4]	9,495,841
	Hertz Vehicle
	Financing, LLC
	3.740%,
833,333	2/25/17[4]	835,116

TOTAL ASSET BACKED BONDS
(Cost $10,403,667)		10,330,957

CORPORATE BONDS: 1.4%
	Constellation
	Software, Inc.
	8.500%,
1,576,800	3/31/40[3]	1,224,049
	GE Capital
	International
	Funding Co.
	0.964%,
25,000,000	4/15/16[4]	25,012,325
	JPMorgan
	Chase & Co.
30,000,000	3.150%, 7/5/16	30,285,210

TOTAL CORPORATE BONDS
(Cost $56,659,878)		56,521,584

MUNICIPAL BONDS: 0.5%
	Arizona School
	Facilities Board
20,000,000	0.812%, 7/1/16	20,016,400

TOTAL MUNICIPAL BONDS
(Cost $20,009,172)		20,016,400

SHORT-TERM INVESTMENTS: 2.2%

Commercial Paper: 2.2%
	Apple, Inc.
	0.270%,
20,000,000	3/18/16[5]	19,989,519
	Collateralized
	Commercial
	Paper Co., LLC
	0.542%,
20,000,000	2/19/16[5]	19,994,750
	0.715%,
50,000,000	5/17/16[5]	50,000,050

TOTAL SHORT-TERM INVESTMENTS
(Cost $89,987,700)		89,984,319

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited) (Continued)

Shares	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING: 5.6%
228,350,000	First American
Prime Obligations
Fund – Class Z,
0.436%[6]	$228,350,000

TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $228,350,000)	228,350,000

TOTAL INVESTMENTS
IN SECURITIES: 104.7%
(Cost $3,357,880,910)	4,244,446,319
Liabilities in Excess of
Other Assets: (4.7)%	(190,133,972)
TOTAL NET ASSETS: 100.0%	$4,054,312,347

*	Non-income producing security
[1]	This security or a portion of this security was out on loan as of January 31, 2016. Total loaned securities had a market value of $224,608,090 or 5.5% of net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Variable rate security; rate shown was the rate in effect on January 31, 2016.
[4]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the value of these securities was $35,343,282 or 0.9% of net assets.

[5]	Coupon represents the yield to maturity.
[6]	Seven-day yield as of January 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2016 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value
(Cost $2,955,719,517)	$3,951,675,908
Investments in affiliated issuers, at value
(Cost $402,161,393) (Note 7)	292,770,411
Total investments, at value ($3,357,880,910)*	4,244,446,319
Cash	35,992,859
Receivables:
Fund shares sold	10,858,480
Dividends and interest	1,735,364
Securities lending income	382,872
Prepaid expenses	113,535
Total assets	4,293,529,429

LIABILITIES
Payables:
Collateral received for securities loaned	228,350,000
Investment securities purchased	767,079
Fund shares redeemed	5,416,972
Distribution fees – Retail Class	582,968
Shareholder servicing fees	496,077
Investment advisory fees	3,074,085
Administration fees	166,232
Fund accounting fees	55,346
Transfer agent fees	212,918
Custody fees	32,166
Chief Compliance Officer fees	1,590
Trustees fees	3,527
Other accrued expenses	58,122
Total liabilities	239,217,082
NET ASSETS	$4,054,312,347

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2016 (Unaudited) (Continued)

COMPONENTS OF NET ASSETS
Paid-in capital	$3,163,889,979
Accumulated net investment loss	(19,345,710)
Undistributed net realized gain on investments	23,202,575
Net unrealized appreciation on investments	886,565,409
Net unrealized appreciation on translation of other assets
and liabilities in foreign currency	94
Net Assets	$4,054,312,347
*Market value of securities on loan	$224,608,090

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,580,365,953
Shares of beneficial interest issued and outstanding	117,792,601
Net asset value, offering price, and redemption price per share	$21.91

Institutional Class:
Net assets	$1,277,985,628
Shares of beneficial interest issued and outstanding	57,538,741
Net asset value, offering price, and redemption price per share	$22.21

Supra Institutional Class:
Net assets	$195,960,766
Shares of beneficial interest issued and outstanding	8,820,069
Net asset value, offering price, and redemption price per share	$22.22

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2016 (Unaudited)

INVESTMENT INCOME
Dividends from unaffiliated investments
(net of $116,457 foreign withholding tax)	$14,458,737
Interest	546,218
Income from securities lending	4,128,105
Total investment income	19,133,060

EXPENSES
Investment advisory fees	18,502,675
Distribution fees – Retail Class	3,345,548
Shareholder servicing fees – Retail Class	1,204,725
Shareholder servicing fees – Institutional Class	583,030
Shareholder servicing fees – Supra Institutional Class	21,030
Transfer agent fees – Retail Class	583,342
Transfer agent fees – Institutional Class	95,959
Transfer agent fees – Supra Institutional Class	5,793
Administration fees	557,732
Fund accounting fees	177,464
Reports to shareholders	115,646
Custody fees	98,979
Registration fees	70,807
Trustee fees	40,933
Miscellaneous expenses	33,691
Audit fees	11,752
Chief Compliance Officer fees	4,719
Insurance expense	3,236
Legal fees	2,909
Total expenses	25,459,970
Net investment loss	(6,326,910)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain on unaffiliated investments and foreign currency	60,706,497
Net realized loss on affiliated investments (Note 7)	(36,858,305)
Change in net unrealized depreciation on investments	(384,561,288)
Change in net unrealized appreciation on translation of
other assets and liabilities in foreign currency	94
Net realized and unrealized loss on investments and foreign currency	(360,713,002)
Net decrease in net assets resulting from operations	$(367,039,912)

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(6,326,910)	$(20,845,694)
Net realized gain on unaffiliated investments
and foreign currency	60,706,497	7,932,845
Net realized loss on affiliated investments (Note 7)	(36,858,305)	(3)
Change in unrealized appreciation (depreciation)
on investments	(384,561,288)	481,708,460
Change in net unrealized appreciation on translation
of other assets and liabilities in foreign currency	94	—
Net increase (decrease) in net assets
resulting from operations	(367,039,912)	468,795,608

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Retail	—	(51,921,347)
Institutional	—	(21,089,020)
Supra Institutional	—	—
Total distributions to shareholders	—	(73,010,367)

CAPITAL SHARE TRANSACTIONS
Increase in net assets derived from net
change in outstanding shares – Retail Class(1)	59,099,332	186,870,842
Increase in net assets derived from net change
in outstanding shares – Institutional Class(1)	91,208,657	272,039,951
Increase in net assets derived from net change in
outstanding shares – Supra Institutional Class(1)	202,736,623	—
Total increase in net assets
from capital transactions	353,044,612	458,910,793
Total increase (decrease) in net assets	(13,995,300)	854,696,034

NET ASSETS
Beginning of period/year	4,068,307,647	3,213,611,613
End of period/year	$4,054,312,347	$4,068,307,647
Accumulated net investment loss	$(19,345,710)	$(13,018,800)

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transaction is as follows:

	Six Months Ended
	January 31, 2016		Year Ended
	(Unaudited)		July 31, 2015
Retail Class	Shares	Value	Shares	Value
Shares sold	14,899,601	$340,584,470	31,549,658	$715,025,296
Shares issued in
reinvestment
of distributions	—	—	2,277,026	50,003,491
Shares redeemed(2)	(12,414,663)	(281,485,138)	(25,472,487)	(578,157,945)
Net increase	2,484,938	$59,099,332	8,354,197	$186,870,842

(2)	Net of redemption fees of $33,605 and $43,437, respectively.

	Six Months Ended
	January 31, 2016		Year Ended
	(Unaudited)		July 31, 2015
Institutional Class	Shares	Value	Shares	Value
Shares sold	10,550,869	$245,258,418	19,294,907	$441,246,286
Shares issued in
reinvestment
of distributions	—	—	803,280	17,832,820
Shares redeemed(3)	(6,706,637)	(154,049,761)	(8,097,921)	(187,039,155)
Net increase	3,844,232	$91,208,657	12,000,266	$272,039,951

(3)	Net of redemption fees of $1,666 and $11,816, respectively.

	Period Ended
	January 31, 2016*
	(Unaudited)
Supra Institutional Class	Shares	Value
Shares sold	8,939,257	$205,494,071
Shares issued in
reinvestment
of distributions	—	—
Shares redeemed	(119,188)	(2,757,448)
Net increase	8,820,069	$202,736,623

*  The Supra Institutional Class commenced operations on August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended
	January 31,
	2016		Year Ended July 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning
of period/year	$23.98		$21.56	$18.87	$14.88	$12.35	$10.49

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)*	(0.05)		(0.15)	(0.13)	0.00 #	0.01	0.01
Net realized and unrealized
gain (loss) on investments	(2.02)		3.04	3.22	4.29	2.53	1.85
Total from
investment operations	(2.07)		2.89	3.09	4.29	2.54	1.86

LESS DISTRIBUTIONS
From net
investment income	—		—	—	(0.05)	(0.01)	—
From net realized gain	—		(0.47)	(0.40)	(0.25)	—	—
Total distributions	—		(0.47)	(0.40)	(0.30)	(0.01)	—
Paid-in capital from
redemption fees	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end
of period/year	$21.91		$23.98	$21.56	$18.87	$14.88	$12.35
Total return	(8.63	)%^	13.59%	16.57%	29.37%	20.61%	17.73%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$2,580.4		$2,764.7	$2,305.9	$1,609.9	$856.7	$207.2
Portfolio turnover rate	11	%^	16%	30%	23%	13%	25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees
waived/recouped	1.34	%+	1.34%	1.35%	1.36%	1.40%	1.45%
After fees
waived/recouped	1.34	%+	1.34%	1.35%	1.36%	1.40%	1.45%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees
waived/recouped	(0.41	)%+	(0.64)%	(0.61)%	(0.03)%	0.05%	0.12%
After fees
waived/recouped	(0.41	)%+	(0.64)%	(0.61)%	(0.03)%	0.05%	0.12%

*	Calculated based on the average number of shares outstanding
#	Amount less than $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended
	January 31,
	2016		Year Ended July 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning
of period/year	$24.28		$21.77	$19.01	$14.98	$12.41	$10.52

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)*	(0.02)		(0.09)	(0.07)	0.04	0.05	0.05
Net realized and unrealized
gain (loss) on investments	(2.05)		3.07	3.23	4.33	2.54	1.84
Total from
investment operations	(2.07)		2.98	3.16	4.37	2.59	1.89

LESS DISTRIBUTIONS
From net
investment income	—		—	—	(0.09)	(0.03)	—
From net realized gain	—		(0.47)	(0.40)	(0.25)	—	—
Total distributions	—		(0.47)	(0.40)	(0.34)	(0.03)	—
Paid-in capital from
redemption fees	0.00	#	0.00 #	0.00 #	0.00 #	0.01	0.00 #
Net asset value, end
of period/year	$22.21		$24.28	$21.77	$19.01	$14.98	$12.41
Total return	(8.53	)%^	13.88%	16.82%	29.73%	21.02%	17.97%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$1,278.0		$1,303.6	$907.7	$436.7	$255.4	$78.7
Portfolio turnover rate	11	%^	16%	30%	23%	13%	25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees
waived/recouped	1.06	%+	1.09%	1.10%	1.11%	1.15%	1.20%
After fees
waived/recouped	1.06	%+	1.09%	1.10%	1.11%	1.15%	1.20%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees
waived/recouped	(0.13	)%+	(0.39)%	(0.36)%	0.25%	0.32%	0.46%
After fees
waived/recouped	(0.13	)%+	(0.39)%	(0.36)%	0.25%	0.32%	0.46%

*	Calculated based on the average number of shares outstanding
#	Amount less than $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

SUPRA INSTITUTIONAL CLASS
	Period Ended
	January 31,
	2016*
	(Unaudited)
Net asset value, beginning of period	$23.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income**	0.01
Net realized and unrealized loss on investments	(1.15)
Total from investment operations	(1.14)

LESS DISTRIBUTIONS
From net investment income	—
From net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$22.22
Total return	(4.88	)%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$196.0
Portfolio turnover rate	11	%^#

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.00	%+
After fees waived/recouped	1.00	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived/recouped	0.06	%+
After fees waived/recouped	0.06	%+

*	The Supra Institutional Class commenced operations on August 31, 2015.
**	Calculated based on the average number of shares outstanding
^	Not annualized
#	Portfolio turnover is calculated at the total Fund level.
+	Annualized

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”  The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares.  The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015.  Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$3,268,396,259	$—	$—	$3,268,396,259
Convertible
Preferred
Stocks	61,410,800	—	—	61,410,800
Real Estate
Investment
Trusts	509,436,000	—	—	509,436,000
Asset Backed
Bonds	—	10,330,957	—	10,330,957
Corporate
Bonds	—	56,521,584	—	56,521,584
Municipal
Bonds	—	20,016,400	—	20,016,400
Short-Term
Investments	—	89,984,319	—	89,984,319
Investments
Purchased
With Cash
Proceeds from
Securities
Lending	228,350,000	—	—	228,350,000
Total
Investments
in Securities	$4,067,593,059	$176,853,260	$—	$4,244,446,319

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

The Fund records transfers at the end of each reporting period. There were no transfers into or out of Level 1, 2, or 3 for the six months ended January 31, 2016.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying security and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2016:

	Location of	Realized	Change in
	Gain (Loss)	Gain on	Unrealized
	on Derivatives	Derivatives	Depreciation
Derivative	Recognized	Recognized	on Derivatives
Instruments	in Income	in Income	in Income
Rights	Realized and Unrealized
Gain (Loss) on
Investments and Foreign
	Currency Transactions	$ —	$(30,023)

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At July 31, 2015, the Fund deferred, on a tax basis, late year losses of $13,018,800 and post-October losses of $200,104.

As of January 31, 2016, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of January 31, 2016, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call or put options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

G.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.

K.
New Accounting Pronouncement. In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize,

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended January 31, 2016, the Fund incurred $18,502,675 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.49%, 1.24%, and 1.17% for the Retail Class, Institutional Class, and Supra Institutional Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended January 31, 2016, the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Fund to USBFS for these services for the six months ended January 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Classes.  The Distribution Plan provides that the Fund may pay a fee to the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class or Supra Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, the Retail Class, Institutional Class, and Supra Institutional Class shares are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each Class’s average daily net assets, respectively.  This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended January 31, 2016, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.  For the six months ended January 31, 2016, U.S. Bank N.A., an affiliate of the Fund, received $89 and $275 in distribution fees and shareholder servicing fees, respectively.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the securities in its portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of January 31, 2016, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

As of January 31, 2016, the market value of the securities on loan and payable on collateral due to broker were as follows:

Market Value of	Payable on
Securities on Loan	Collateral Received
$224,608,090	$228,350,000

Offsetting Assets and Liabilities.  The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.  The following is a summary of the arrangements subject to offsetting as of January 31, 2016.

		Gross	Net Amounts	Gross Amounts Not
		Amounts	Presented	Offset in the Statements
		Offset in the	in the	of Assets & Liabilities
		Statement	Statement
		of	of		Collateral
	Gross	Assets &	Assets &	Financial	Pledged	Net
Liabilities	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Collateral
received for
securities
loaned	$228,350,000	$ —	$228,350,000	$228,350,000	$ —	$ —

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market subject to Rule 2a-7 under the 1940 Act.)  The Schedule of Investments for the Fund includes the particular cash collateral holding as of January 31, 2016.  The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The fee and interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending”) is reflected in the Fund’s Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $704,175,167 and $449,559,129, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended January 31, 2016.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2016 (estimated), and the year ended July 31, 2015, for the Fund was as follows:

	January 31, 2016	July 31, 2015
Distributions paid from:
Long-term capital gain	$—	$73,010,367
	$—	$73,010,367

As of July 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows(a):

Cost of investments	$3,032,101,890
Gross tax unrealized appreciation	1,334,919,022
Gross tax unrealized depreciation	(64,237,837)
Net tax unrealized appreciation	1,270,681,185
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(13,218,905)
Total accumulated gains	$1,257,462,280

(a)
As tax adjustments are only calculated annually, the above table reflects the tax adjustments at the Fund’s previous fiscal year end.  The difference between book basis and tax basis unrealized appreciation at July 31, 2015, was attributable to the treatment of wash sales.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2016 (Unaudited) (Continued)

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund and the Advisor.  As of January 31, 2016, the market value of all securities of affiliated companies held in the Fund amounted to $292,770,411, representing 7.2% of net assets.  For the six months ended January 31, 2016, the Fund had the following transactions with affiliated companies:

	Share			Share
	Balance			Balance	Realized		Value
	July 31,			Jan. 31,	Gain	Dividend	Jan. 31,	Acquisition
	2015	Purchases	Sales	2016	(Loss)	Income	2016	Cost
Colfax
Corp.	5,800,000	2,200,001	1,000,001	7,000,000	$(36,858,305)	$—	$154,980,000	$271,005,927
Enstar
Group
Ltd.^	131,724	731,895	—	863,619	—	—	137,790,411	131,155,466
Total					$(36,858,305)	$—	$292,770,411	$402,161,393

^  This security was not considered an affiliate at July 31, 2015.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available for the Fund is $100,000,000. For the six months ended January 31, 2016, the Fund did not utilize its line of credit.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17 and 18, 2015, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Akre Capital Management, LLC (the “Advisor”) for the Akre Focus Fund (the “Fund”) for another annual term.  At this meeting and at a prior meeting held on May 28 and 29, 2015, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent, and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent, and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience, and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook, as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund underperformed the median of its peer group for the one-year period ended March 31, 2015, and outperformed the median for the three-year and five-year periods ended March 31, 2015.

The Trustees also considered the Fund’s underperformance compared to its similarly managed accounts for the one-year period and outperformance compared to its similarly managed accounts for the three-year and five-year periods ended December 31, 2014.  The Board noted that the outperformance was mainly due to differences in portfolio weightings between the Fund and its similarly managed accounts.

The Board also considered the performance of the Fund against broad-based securities market benchmarks, noting its outperformance over longer term periods.
3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.24% for the Fund’s Institutional Class shares and 1.49% for its Retail Class shares (the “Expense Caps”) and noted that the Fund’s net expenses were generally below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the Fund’s superior comparative long term performance.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees also took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were generally below the fees charged by the Advisor to its similarly managed separately managed account clients.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor as the assets of the Fund had grown materially in recent years.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps.  The Board also considered that as Fund assets have continued to grow, the annual expense ratios with respect to both classes of the Fund have declined to levels below the respective Expense Caps permitting shareholders to share in the economies of scale realized through the growth of the Fund.  The Board also considered that economies of scale have also been shared with shareholders through increased investments by the Advisor in technology and resources used in the investment process, as well as increased investment in compliance and trading.  The Board concluded that it would continue to revisit this issue in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive and was consistent with the profitability in previous years.  The Board determined that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling 1-877-862-9556. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-877-862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-877-862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125
Supra Institutional Class Shares	AKRSX	74316P751

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date     March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date     March 24, 2016

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date     March 25, 2016

* Print the name and title of each signing officer under his or her signature.